UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	12/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--158.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.1%
Houston County Health Care
Authority, GO (Insured; AMBAC)	6.25	10/1/09	8,000,000 a	8,411,360
Alaska--1.0%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.00	6/1/49	4,000,000	3,919,960
Arizona--5.3%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	6,000,000	4,964,040
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000	5,083,450
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000	4,465,860
Navajo County Industrial
Development Authority, IDR
(Stone Container Corporation
Project)	7.40	4/1/26	1,585,000	345,546
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 a	6,705,180
Arkansas--.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,255,000	2,255,541
California--8.3%
California,
GO	5.25	4/1/34	5,000	4,560
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	3,945,000	2,822,174
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	1,543,960
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	3,000,000	2,419,020
California Statewide Communities

Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,960,000	1,380,663
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/30	3,000,000	1,782,510
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.00	7/1/39	5,000,000	2,612,450
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,500,000	1,656,825
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	8,100,000 a	9,776,133
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	2,000,000 a	2,421,760
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,775,000	3,169,840
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000	4,040,919
Colorado--5.9%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	1,256,840
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000	3,333,855
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,000,000	1,729,740
Colorado Health Facilities
Authority, Revenue (Poudre
Hospital) (Insured; FSA)	5.25	3/1/40	3,000,000	2,442,000
Colorado Housing Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,565,000	1,593,436
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	10,550,000 a	11,191,123
Southlands Metropolitan District
Number 1, GO	7.13	12/1/14	2,000,000 a	2,514,520
Florida--3.8%
Florida Housing Finance
Corporation, Housing Revenue

(Nelson Park Apartments)
(Insured; FSA)	6.40	3/1/40	12,380,000	11,680,035
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	3,000,000 b	2,101,800
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 a	47,181
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	1,675,533
Georgia--2.8%
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,278,090
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000	2,216,250
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,449,961
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/14	2,000,000 a	2,415,060
Hawaii--.4%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	1,600,000	1,513,168
Idaho--.8%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	3,410,450
Illinois--11.9%
Chicago,
GO (Insured; FGIC)	6.13	7/1/10	14,565,000 a	15,765,593
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,000,000	2,034,160
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA, Inc.)	6.00	1/1/10	3,000,000 a	3,182,160
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	5,000,000	1,801,800
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;

AMBAC)	5.50	2/1/40	3,500,000	2,571,275
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 a	4,369,780
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 a	8,153,836
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,945,000 a	5,304,650
Metropolitan Pier and Exposition
Authority, State Tax Revenue
(McCormick Place Expansion
Project) (Insured; MBIA, Inc.)	5.25	6/15/42	5,325,000	5,110,456
Indiana--2.5%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,500,000 a	7,113,015
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	3,018,212
Kansas--6.0%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000	2,998,110
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	3,325,000	3,382,290
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	6,760,000	6,881,680
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,895,000	1,731,973
Wichita,
Hospital Facilities
Improvement Revenue (Via
Christi Health System, Inc.)	6.25	11/15/24	10,000,000	9,483,900
Kentucky--.7%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	1,829,740
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's Healthcare, Inc.
Project)	6.13	2/1/37	1,000,000	819,390
Louisiana--1.5%
Lakeshore Villages Master
Community Development
District, Special Assessment

Revenue	5.25	7/1/17	2,979,000	2,198,711
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000	3,841,530
Maine--.7%
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	2,825,000	2,690,728
Maryland--2.1%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.75	9/1/37	2,330,000	2,275,431
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000	2,569,987
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.50	6/1/13	3,000,000 a	3,558,810
Massachusetts--1.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,600,000 a	1,946,496
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	178,423
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	4,601,520
Michigan--6.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	1,619,827
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	6,631,456
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	3,958,631
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	2,027,760
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	2,398,590
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	12,900,000	9,999,306

Minnesota--6.4%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,382,725	2,066,752
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	2,634,521	2,356,790
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	5,000,000	3,662,850
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty)	6.50	11/15/38	5,000,000	5,077,700
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	3,058,860
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	1,323,400
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	5,500,000	3,344,440
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	2,000,000	1,151,980
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	4,080,900
Mississippi--4.1%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	3,093,418
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	10,081,967
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	6.50	9/1/32	5,000,000	3,277,200
Missouri--3.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	1,384,580
Missouri Development Finance
Board, Infrastructure

Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	3,006,045
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,703,920
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	6,750,000 a	7,441,470
Montana--.3%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,200,000	1,200,120
Nevada--3.1%
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	12,000,000 a	12,648,720
New Hampshire--2.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	5,290,880
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	903,140
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	838,280
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	4,736,900
New Jersey--4.0%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	5,500,000	3,835,535
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/37	1,235,000	1,115,131
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	5,000,000	4,577,200
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,640,000 a	6,782,551
New Mexico--1.3%
Farmington,
PCR (Tucson Electric Power

Company San Juan Project)	6.95	10/1/20	3,000,000	2,837,970
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,070,000	1,081,256
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,260,000	1,191,418
New York--3.5%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,275,000	2,641,910
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	1,673,952
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	4,810,050
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,139,612
North Carolina--1.5%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	3,445,000	3,087,753
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	2,850,000	2,849,886
North Dakota--.1%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	410,000	401,066
Ohio--5.6%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	19,900,000	11,944,975
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
MBIA, Inc.)	0.00	12/1/29	3,955,000 c	1,071,924
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
MBIA, Inc.)	0.00	12/1/31	3,955,000 c	929,465
Ohio,

SWDR (USG Corporation Project)	5.60	8/1/32	7,555,000	3,821,395
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	1,890,030
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,300,000	2,917,035
Oklahoma--3.5%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	915,000	926,575
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	600,000	613,416
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA, Inc.)	5.75	8/15/09	5,160,000 a	5,373,882
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA, Inc.)	5.75	8/15/09	7,070,000 a	7,363,051
Pennsylvania--1.5%
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	8,060,000	4,368,036
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	1,684,050
South Carolina--2.5%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000	10,045,800
Tennessee--5.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	5,000,000 a	6,041,200
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	3,000,000 a	3,385,380
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	9,160,000	5,820,356
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	10,000,000	6,461,500

Texas--22.0%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000 a	4,381,280
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	3,000,000	1,748,790
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	7,000,000	4,729,340
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	6.38	5/1/35	10,630,000	4,021,860
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; MBIA, Inc.)	6.25	11/1/28	3,000,000	2,695,320
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000	9,987,900
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000	3,909,660
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 a	9,500,705
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	2,736,852
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	2,078,562
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	10,300,000	10,024,166
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000	4,489,430
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	11,300,000	6,901,023
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	5,436,900
Texas Affordable Housing
Corporation, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.85	4/1/41	6,960,000	6,436,469
Texas Department of Housing and

Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.47	7/2/24	850,000 d	793,169
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	6,126,235
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	5,500,000	3,416,490
Vermont--.2%
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	680,000	690,819
Virginia--2.9%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 a	11,361,105
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	400,000	409,800
Washington--5.9%
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 a	10,368,100
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000	5,925,780
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	5,960,000	5,456,440
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,000,000	2,308,680
West Virginia--1.3%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	3,244,650
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,025,810
Wisconsin--8.7%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	10,810,000	9,563,715

Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	22,995,000	20,641,462
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,150,689
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	3,016,000
Wyoming--1.7%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	2,669,580
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,073,850
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,288,357
U.S. Related--1.8%
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	852,664
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 a	6,451,620
Total Long-Term Municipal Investments
(cost $750,170,245)				641,006,963
Short-Term Municipal	Coupon	Maturity	Principal
Investments--9.3%	Rate (%)	Date	Amount ($)	Value ($)

Florida--6.7%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.60	1/1/09	27,300,000 e	27,300,000
New York--2.0%
Monroe County,
GO Notes, RAN	6.50	4/15/09	8,000,000	8,059,440
Ohio--.6%
Cuyahoga County,
HR (W.O. Walker Center, Inc.
Project) (Insured; AMBAC and
Liquidity Facility; Key Bank)	10.00	1/7/09	2,400,000 e	2,400,000
Total Short-Term Municipal Investments
(cost $37,700,000)				37,759,440
Total Investments (cost $787,870,245)			167.5%	678,766,403
Cash and Receivables (Net)			2.8%	11,377,709
Preferred Stock, at redemption value			(70.3%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	405,144,112

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, this security amounted to $2,101,800 or .5% of net assets applicable to Common Shareholders.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Inverse floater security--the interest rate is subject to change periodically.
e Variable rate demand note - rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $787,870,245. Net unrealized depreciation on investments was $109,103,842 of which $20,206,438 related to appreciated investment securities and $129,310,280 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	0

Level 2 - Other Significant Observable Inputs	678,766,403	0

Level 3 - Significant Unobservable Inputs	0	0

Total	678,766,403	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)